Supplemental cash flow information (Tables)	12 Months Ended
Oct. 31, 2019
Supplemental Cash Flow Informations Abstract
Disclosure of reconciliation of the cash flows [Table Text Block]
	2019	2018
Balance - beginning of year	$3,126,687	$2,978,751
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	780,891	1,457,983
Repayments of convertible debentures	(172,198)	(662,080)
Non-cash changes:
Increase in loan principal (i)	60,000	-
Accretion expense	1,517,436	2,039,344
Accrued interest on convertible debentures	164,243	125,328
Gain on revaluation of derivative liabilities	(343,436)	(1,094,718)
Gain on extinguishment of debt	(646)	(399,191)
Convertible debentures converted into common shares	(1,636,825)	(1,093,842)
Renewal of convertible debentures	(106,594)	(137,854)
Foreign exchange gain	(25,059)	(87,034)
Balance - end of year	$3,364,499	$3,126,687